Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2025